Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net earnings	$ 14,067	$ 13,382	$ 10,268
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	3,964	4,571	5,018
Provision for (reduction of) loan losses	863	790	(507)
Deferred income taxes	176	78	2,120
Gain on sale of investment securities	(226)	(15)	0
Gain on sale of other real estate	(6)	(17)	0
Write-down of other real estate	17	0	239
Gain (loss) on sale of premises and equipment	239	(544)	0
Restricted stock expense	270	85	592
Proceeds from sales of loans held for sale	56,364	35,922	59,193
Origination of loans held for sale	(60,101)	(35,745)	(54,341)
Change in:
Cash surrender value of life insurance	(383)	(384)	(600)
Right of use lease asset	787	0	0
Other assets	940	(3,695)	(3,982)
Lease liability	(762)	0	0
Other liabilities	(3,012)	2,759	594
Net cash provided by operating activities	13,197	17,187	18,594
Cash flows from investing activities:
Purchases of investment securities available for sale	(54,212)	(34,692)	(10,014)
Proceeds from sales, calls and maturities of investment securities available for sale	40,561	48,241	10,162
Proceeds from paydowns of investment securities available for sale	14,489	15,556	17,202
Purchases of other investments	(45)	(2,611)	(45)
Proceeds from paydowns of other investment securities	176	117	0
Net change in FHLB stock	(1)	(4)	850
Net change in loans	(46,505)	(45,094)	(36,748)
Purchases of premises and equipment	(2,835)	(1,742)	(5,557)
Proceeds from sale of premises and equipment	149	1,410	0
Proceeds from sale of other real estate and repossessions	42	232	44
Net cash used by investing activities	(48,181)	(18,587)	(24,106)
Cash flows from financing activities:
Net change in deposits	89,304	(29,739)	14,034
Net change in securities sold under agreement to repurchase	(33,874)	20,338	1,323
Proceeds from FHLB borrowings	184,500	0	1
Repayments of FHLB borrowings	(184,500)	0	(20,001)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	100,252	4,277	187
Repayments of Fed Funds Purchased	(100,252)	(4,277)	(187)
Repayments of Junior Subordinated Debentures	(5,000)	0	0
Common stock repurchased	(2,490)	0	0
Cash dividends paid in lieu of fractional shares	0	0	(6)
Cash dividends paid on common stock	(3,939)	(3,133)	(2,629)
Net cash (used) provided by financing activities	44,001	(12,534)	(7,278)
Net change in cash and cash equivalents	9,017	(13,934)	(12,790)
Cash and cash equivalents at beginning of period	43,370	57,304	70,094
Cash and cash equivalents at end of period	52,387	43,370	57,304
Cash paid during the year for:
Interest	3,750	2,128	2,526
Income taxes	3,206	1,163	2,408
Noncash investing and financing activities:
Change in unrealized gain (loss) on investment securities available for sale, net	2,658	(2,607)	(1)
Transfer of loans to other real estate and repossessions	26	124	118
Issuance of accrued restricted stock units	207	0	(915)
Initial recognition of lease right of use asset and lease liability recorded upon adoption of ASU 2016002	4,401	0	0
Recognition of right of use lease asset and lease liability	$ 8	$ 0	$ 0